Condensed Statements of Changes in Shareholders' Equity		Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021		$ 15,203	$ 1,484,797	$ 2,321,201	$ 2,865,900	$ 3,821,201
Balance, shares at Dec. 31, 2021	[1]	11,250,000
Net income loss				68,627	51,470	68,627
Capital contribution			1,200,000		900,000	1,200,000
Balance at Dec. 31, 2022		$ 15,203	2,684,797	2,389,828	3,817,370	5,089,828
Balance, shares at Dec. 31, 2022	[1]	11,250,000
Net income loss | $						4,685
Balance at Dec. 31, 2023		$ 15,203	2,684,797	2,394,513	3,820,886	5,094,513
Balance, shares at Dec. 31, 2023	[1]	11,250,000
Net income loss				24,664	18,252	24,664
Balance at Jun. 30, 2024		$ 15,203	2,684,797	2,419,177	3,839,138	5,119,177
Balance, shares at Jun. 30, 2024		11,250,000
Balance at Dec. 31, 2023		$ 15,203	2,684,797	2,394,513	3,820,886	5,094,513
Balance, shares at Dec. 31, 2023	[1]	11,250,000
Net income loss				(814,366)	(610,775)	(814,366)
Balance at Dec. 31, 2024		$ 15,203	2,684,797	1,580,147	3,210,111	4,280,147
Balance, shares at Dec. 31, 2024	[1]	11,250,000
Net income loss				243,980	185,425	243,980
Issuance of ordinary shares		$ 2,925			2,223	2,925
Issuance of ordinary shares, shares		2,250,000
Capital contribution			5,285,908		4,060,092	5,285,908
Balance at Jun. 30, 2025		$ 18,128	$ 7,970,705	$ 1,824,127	$ 7,457,851	$ 9,812,960
Balance, shares at Jun. 30, 2025		13,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022.